Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks	$ 98,145	$ 79,638
Securities
Trading	141,986	139,240
Investment, net of applicable allowance	156,809	145,484
Securities	298,795	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	318,565	307,903
Loans, net of applicable allowance
Loans, net	796,314	717,575
Other
Derivatives	122,058	95,541
Deposits
Personal	392,267	362,488
Business and government	739,467	696,353
Bank	46,870	41,990
Deposits	1,178,604	1,100,831
Other
Obligations related to securities sold short	38,504	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	281,149	262,201
Derivatives	119,868	91,439
Subordinated debentures	10,111	9,593
Financial assets classified as FVTPL [member]
Securities
Trading	131,696	125,801
Securities	131,696	125,801
Assets purchased under reverse repurchase agreements and securities borrowed	268,448	265,011
Loans, net of applicable allowance
Retail	66
Wholesale	7,697	8,428
Loans, net	7,763	8,428
Other
Derivatives	122,058	95,541
Other assets	3,923	4,109
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	86,863	56,896
Securities
Trading	10,290	13,439
Securities	10,290	13,439
Loans, net of applicable allowance
Retail	274	241
Wholesale	3,186	2,769
Loans, net	3,460	3,010
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	82,069	77,802
Securities	82,069	77,802
Loans, net of applicable allowance
Retail	207	327
Wholesale	592	813
Loans, net	799	1,140
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	536	533
Securities	536	533
Financial liabilities classified as FVTPL [member]
Deposits
Personal	297	321
Business and government	539	739
Deposits	836	1,060
Other
Obligations related to securities sold short	38,504	37,841
Derivatives	119,868	91,439
Other liabilities	357	654
Financial liabilities designated as FVTPL [member]
Deposits
Personal	18,667	18,328
Business and government	147,842	131,630
Bank	9,979	17,251
Deposits	176,488	167,209
Other
Obligations related to assets sold under repurchase agreements and securities loaned	259,108	236,147
Other liabilities	73	171
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	11,282	22,742
Securities
Investment, net of applicable allowance	70,565	66,823
Securities	70,565	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	50,117	42,892
Loans, net of applicable allowance
Retail	510,000	502,277
Wholesale	243,385	204,683
Loans, net	753,385	706,960
Other
Other assets	68,922	58,483
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	371,179	344,040
Business and government	589,726	565,106
Bank	36,881	24,743
Deposits	997,786	933,889
Other
Obligations related to assets sold under repurchase agreements and securities loaned	22,041	26,054
Other liabilities	73,665	64,749
Subordinated debentures	9,850	9,601
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	98,145	79,638
Securities
Trading	141,986	139,240
Investment, net of applicable allowance	156,809	145,484
Securities	298,795	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	318,565	307,903
Loans, net of applicable allowance
Retail	536,147	501,189
Wholesale	260,167	216,386
Loans, net	796,314	717,575
Other
Derivatives	122,058	95,541
Other assets	72,845	62,592
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	11,282	22,742
Securities
Investment, net of applicable allowance	74,204	67,149
Securities	74,204	67,149
Assets purchased under reverse repurchase agreements and securities borrowed	50,117	42,892
Loans, net of applicable allowance
Retail	535,600	500,621
Wholesale	248,692	204,376
Loans, net	784,292	704,997
Other
Other assets	68,922	58,483
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	98,145	79,638
Securities
Trading	141,986	139,240
Investment, net of applicable allowance	153,170	145,158
Securities	295,156	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	318,565	307,903
Loans, net of applicable allowance
Retail	510,547	502,845
Wholesale	254,860	216,693
Loans, net	765,407	719,538
Other
Derivatives	122,058	95,541
Other assets	72,845	62,592
Financial liabilities at carrying amount [member]
Deposits
Personal	392,267	362,488
Business and government	739,467	696,353
Bank	46,870	41,990
Deposits	1,178,604	1,100,831
Other
Obligations related to securities sold short	38,504	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	281,149	262,201
Derivatives	119,868	91,439
Other liabilities	74,228	65,571
Subordinated debentures	10,111	9,593
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	373,303	343,839
Business and government	591,086	563,984
Bank	36,891	24,739
Deposits	1,001,280	932,562
Other
Obligations related to assets sold under repurchase agreements and securities loaned	22,041	26,054
Other liabilities	73,798	64,746
Subordinated debentures	10,111	9,593
Financial liabilities at fair value [member]
Deposits
Personal	390,143	362,689
Business and government	738,107	697,475
Bank	46,860	41,994
Deposits	1,175,110	1,102,158
Other
Obligations related to securities sold short	38,504	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	281,149	262,201
Derivatives	119,868	91,439
Other liabilities	74,095	65,574
Subordinated debentures	$ 9,850	$ 9,601